Warrants (Tables)	9 Months Ended
Sep. 30, 2024
Warrants
Schedule of warrants outstanding

	Public	Private	Bridge	Extension	September 2024 Warrants	Total
Outstanding, December 31, 2023	—	—	—	—	—	—
Assumed at June 24, 2024	11,500,000	557,000	173,913	26,086	—	12,256,999
Issued	—	—	—	—	740,741	740,741
Exercised	—	—	—	—	—	—
Outstanding, September 30, 2024	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Exercisable, September 30, 2024	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Weighted Average Exercise Price	11.50	11.50	11.50	11.50	2.25	9.65
Weighted Average Remaining Life in Years	4.73	4.73	3.01	3.60	5.00	4.22